Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment
Property and Equipment

9.Property and Equipment

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Vehicles	30,902	11,647	1,596
Electronic equipment	4,951	4,931	676
Leasehold improvement	417	417	57
Furniture	482	481	66
Less: Accumulated depreciation	(22,117)	(8,629)	(1,183)
Total property and equipment, net	14,635	8,847	1,212

The Company recorded depreciation expenses of RMB7,513, RMB5,316 and RMB4,508 (US$618) for the years ended December 31, 2022, 2023 and 2024, respectively.